Note 11 - Share-based Compensation	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
11.	Share-based compensation

The following table summarizes total share-based compensation expense recognized for the three
months ended
March 31, 2018
and
2019:

	Three months ended March 31,
	2018	2019
	$ (Unaudited)	$ (Unaudited)

Research and development	4,873	156
General and administrative	(672)	215

Total	4,201	371